Northern Lights Fund Trust

Armor Alternative Income Fund

Incorporated herein by reference is the definitive version of the supplement for Armor Alternative Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 3, 2015, (SEC Accession No. 0001580642-15-004051).